UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2009 – August 31, 2010

Item 1: Reports to Shareholders

Vanguard® CMT Funds
August 31, 2010

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2009 - August 31, 2010

		Institutional	7-Day SEC
	Vanguard	Money Market	Yield[2]:
Vanguard CMT Funds	Fund	Funds Average [1]	8/31/2010
Total Returns
Market Liquidity	0.23%	0.09%	0.31%
Municipal Cash Management	0.23	—	0.26

1Derived from data provided by Lipper Inc.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2010
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes
7-Day SEC Yield	0.31%
Average Weighted Maturity	34 days
Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	23.9%
Commercial Paper	15.5
Repurchase Agreements	16.0
U.S. Government and Agency Obligations	42.2
Tax-Exempt Municipal Bonds	1.3
Money Market Fund	1.1

Distribution by Credit Quality[2] (% of portfolio)
Aaa	60.5%
Aa	31.9
A	7.6

1The expense ratio shown is from the prospectus dated December 28, 2009, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2010, was 0.005%.
2Ratings: Moody’s Investor Service.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes
7-Day SEC Yield	0.26%
Average Weighted Maturity	7 days
Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
MIG-1/SP-1+	89.0%
A-1/P-1	11.0

Largest State Concentrations[3]
Illinois	9.4%
New York	8.4
Florida	8.3
Ohio	7.7
Texas	6.7
North Carolina	4.4
Indiana	4.2
Colorado	3.7
California	3.7
Massachusetts	2.9
Top Ten	59.4%

1The expense ratio shown is from the prospectus dated December 28, 2009, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2010, was 0.01%.
2Ratings: Moody’s Investor Service, Standard & Poor’s.
3Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Since Inception
Market Liquidity	7/19/2004	0.24%	3.11%	2.98%
Municipal Cash Management	7/19/2004	0.24	2.20	2.15

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330. In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (42.4%)
2	Fannie Mae Discount Notes	0.180%	9/8/10	250,100	250,091
2	Fannie Mae Discount Notes	0.190%	9/15/10	378,939	378,911
2	Fannie Mae Discount Notes	0.190%	9/20/10	34,500	34,497
2	Fannie Mae Discount Notes	0.190%	9/23/10	100,000	99,988
2	Fannie Mae Discount Notes	0.170%	10/4/10	243,590	243,552
2	Fannie Mae Discount Notes	0.170%	10/6/10	64,100	64,089
2	Fannie Mae Discount Notes	0.190%–0.200%	10/13/10	210,600	210,552
2	Fannie Mae Discount Notes	0.190%	11/3/10	50,000	49,983
2	Fannie Mae Discount Notes	0.190%	11/10/10	11,000	10,996
2	Federal Home Loan Bank Discount Notes	0.185%–0.190%	9/15/10	412,000	411,970
2	Federal Home Loan Bank Discount Notes	0.190%–0.192%	9/17/10	243,000	242,979
2	Federal Home Loan Bank Discount Notes	0.170%	10/6/10	20,000	19,997
2	Federal Home Loan Bank Discount Notes	0.190%–0.200%	10/13/10	260,162	260,102
2	Federal Home Loan Bank Discount Notes	0.200%	10/15/10	110,922	110,895
2	Federal Home Loan Bank Discount Notes	0.180%	10/20/10	61,000	60,985
[2,3] Federal Home Loan Banks		0.270%	9/1/10	27,000	26,988
[2,3] Federal Home Loan Banks		0.235%	9/1/10	95,000	94,967
[2,3] Federal Home Loan Banks		0.227%	9/1/10	90,000	89,962
[2,3] Federal Home Loan Banks		0.254%	11/13/10	237,170	237,136
[2,3] Federal Home Loan Mortgage Corp.		0.236%	9/1/10	96,000	95,944
[2,3] Federal Home Loan Mortgage Corp.		0.215%	9/1/10	350,000	349,770
[2,3] Federal Home Loan Mortgage Corp.		0.581%	10/7/10	350,000	350,010
[2,3] Federal Home Loan Mortgage Corp.		0.355%	11/4/10	100,000	99,987
[2,3] Federal Home Loan Mortgage Corp.		0.365%	11/5/10	250,000	250,040
[2,3] Federal National Mortgage Assn.		0.162%	9/1/10	750,000	749,729
[2,3] Federal National Mortgage Assn.		0.264%	11/13/10	510,000	509,965
2	Freddie Mac Discount Notes	0.200%	9/8/10	120,325	120,320
2	Freddie Mac Discount Notes	0.250%	10/6/10	235,000	234,943
2	Freddie Mac Discount Notes	0.250%	10/7/10	235,000	234,941
2	Freddie Mac Discount Notes	0.200%	10/12/10	159,857	159,821
2	Freddie Mac Discount Notes	0.190%–0.200%	10/13/10	185,896	185,853
	United States Treasury Bill	0.240%	9/23/10	1,000,000	999,853
	United States Treasury Bill	0.161%–0.180%	9/30/10	425,000	424,943
	United States Treasury Bill	0.135%	10/7/10	600,000	599,919
	United States Treasury Bill	0.146%–0.150%	10/14/10	754,000	753,867
	United States Treasury Bill	0.158%	10/21/10	350,000	349,923

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.155%	11/18/10	250,000	249,916
Total U.S. Government and Agency Obligations (Cost $9,618,384)				9,618,384
Commercial Paper (15.6%)
Finance - Auto (1.8%)
American Honda Finance Corp.	0.370%–0.390%	9/2/10	81,000	80,999
American Honda Finance Corp.	0.380%	9/7/10	69,500	69,496
American Honda Finance Corp.	0.360%	10/18/10	55,300	55,274
American Honda Finance Corp.	0.330%	11/2/10	45,400	45,374
American Honda Finance Corp.	0.330%	11/10/10	33,000	32,979
Toyota Credit Canada Inc.	0.290%	11/17/10	4,400	4,397
Toyota Motor Credit Corp.	0.571%	9/1/10	20,000	20,000
Toyota Motor Credit Corp.	0.430%	10/18/10	27,300	27,285
Toyota Motor Credit Corp.	0.380%	10/27/10	17,700	17,689
Toyota Motor Credit Corp.	0.280%	11/16/10	17,500	17,490
Toyota Motor Credit Corp.	0.280%	11/23/10	42,000	41,973
				412,956
Finance - Other (0.9%)
General Electric Capital Corp.	0.481%	9/1/10	105,000	105,000
General Electric Capital Corp.	0.451%	9/13/10	100,000	99,985
				204,985
Foreign Banks (10.4%)
Abbey National NA LLC	0.600%	9/21/10	125,000	125,000
4 Australia & New Zealand Banking Group, Ltd.	0.471%	9/7/10	100,000	99,992
Banque et Caisse d'Epargne de L'Etat	0.320%	11/16/10	8,400	8,394
Banque et Caisse d'Epargne de L'Etat	0.295%	11/19/10	50,000	49,967
Banque et Caisse d'Epargne de L'Etat	0.290%	11/30/10	50,000	49,964
Banque et Caisse d'Epargne de L'Etat	0.315%	12/2/10	17,500	17,486
CBA (Delaware) Finance Inc.	0.365%	10/14/10	110,000	109,952
CBA (Delaware) Finance Inc.	0.365%	10/15/10	90,000	89,960
4 CBA (Delaware) Finance Inc.	0.471%	9/13/10	100,000	99,984
4 Commonwealth Bank of Australia	0.330%	10/22/10	55,000	54,974
4 Commonwealth Bank of Australia	0.290%	11/5/10	50,000	49,974
4 Danske Corp.	0.300%	9/3/10	134,000	133,998
4 Danske Corp.	0.516%	9/15/10	150,000	149,970
4 Danske Corp.	0.330%	9/17/10	50,000	49,993
4 Danske Corp.	0.461%	9/28/10	3,900	3,899
4 Danske Corp.	0.591%	9/29/10	200,000	199,908
4 DNB NOR Bank ASA	0.300%	11/1/10	195,900	195,800
4 National Australia Funding Inc.	0.320%	10/7/10	69,200	69,178
Nordea North America Inc.	0.410%	9/20/10	84,850	84,832
Nordea North America Inc.	0.370%	11/19/10	200,000	199,837
Rabobank USA Financial Corp.	0.320%	11/16/10	21,040	21,026
Svenska Handelsbanken Inc.	0.431%	11/16/10	100,000	99,909
4 Westpac Banking Corp.	0.350%	10/13/10	150,000	149,939
4 Westpac Banking Corp.	0.335%	10/21/10	250,000	249,884
				2,363,820
Foreign Governments (0.5%)
4 Electricite de France	0.260%	10/28/10	27,000	26,989
4 Electricite de France	0.290%	11/29/10	75,000	74,946
				101,935
Foreign Industrial (2.0%)
4 Nestle Capital Corp.	0.380%	9/3/10	19,400	19,400

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Nestle Capital Corp.	0.390%	10/1/10	51,400	51,383
4 Nestle Capital Corp.	0.240%	11/4/10	45,000	44,981
Nestle Finance International Ltd.	0.390%	10/1/10	77,100	77,075
Nestle Finance International Ltd.	0.350%	10/12/10	23,200	23,191
4 Novartis Finance Corp.	0.290%	12/1/10	10,500	10,492
4 Novartis Securities Investment Ltd	0.280%	11/15/10	12,400	12,393
4 Novartis Securities Investment Ltd	0.290%	12/1/10	16,500	16,488
4 Novartis Securities Investment Ltd	0.290%	12/2/10	13,000	12,990
4 Procter & Gamble Co.	0.250%	10/4/10	7,100	7,098
Procter & Gamble Co.	0.250%	10/12/10	4,450	4,449
4 Procter & Gamble Co.	0.250%	10/19/10	46,000	45,985
4 Procter & Gamble Co.	0.260%	11/3/10	36,425	36,408
4 Procter & Gamble Co.	0.250%	11/8/10	25,100	25,088
4 Procter & Gamble Co.	0.250%	11/10/10	12,400	12,394
4 Procter & Gamble Co.	0.270%	11/19/10	27,000	26,984
Toyota Credit Canada Inc.	0.420%	10/26/10	26,800	26,783
4 Total Capital Canada, Ltd.	0.260%	11/24/10	8,900	8,895
				462,477
Total Commercial Paper (Cost $3,546,173)				3,546,173
Certificates of Deposit (24.0%)
Eurodollar Certificates of Deposit (9.4%)
Commonwealth Bank of Australia	0.300%	10/29/10	150,000	150,000
Commonwealth Bank of Australia	0.480%	11/2/10	100,000	100,000
Credit Agricole S.A.	0.310%	9/13/10	120,000	120,000
DNB NOR Bank ASA (London Branch)	0.300%	11/12/10	100,000	100,000
HSBC Bank PLC	0.480%	9/17/10	250,000	250,000
HSBC Bank PLC	0.330%	10/25/10	250,000	250,000
HSBC Bank PLC	0.330%	10/26/10	100,000	100,000
HSBC BANK PLC	0.300%	11/4/10	95,000	95,000
Lloyds TSB Bank PLC	0.375%	11/12/10	220,000	220,000
National Australia Bank Ltd.	0.410%	10/29/10	250,000	250,004
National Australia Bank Ltd.	0.330%	11/1/10	250,000	250,000
National Australia Bank Ltd.	0.300%	11/4/10	120,000	120,000
Royal Bank of Scotland PLC	0.320%	10/12/10	62,000	62,000
Toronto Dominion Bank	0.290%	11/12/10	36,000	36,000
Toronto Dominion Bank	0.290%	11/12/10	35,000	35,000
				2,138,004
Yankee Certificates of Deposit (14.6%)
Abbey National Treasury Services PLC (US
Branch)	0.540%	10/1/10	125,000	125,000
Abbey National Treasury Services PLC (US
Branch)	0.650%	10/22/10	125,000	125,000
Abbey National Treasury Services PLC (US
Branch)	0.570%	11/16/10	200,000	200,000
Abbey National Treasury Services PLC (US
Branch)	0.530%	11/29/10	100,000	100,000
Bank of Montreal (Chicago Branch)	0.330%	9/20/10	90,000	90,000
Bank of Montreal (Chicago Branch)	0.380%	10/20/10	54,000	54,000
Bank of Nova Scotia (Houston Branch)	0.350%	10/14/10	250,000	250,000
Bank of Nova Scotia (Houston Branch)	0.330%	10/20/10	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.270%	11/5/10	150,000	149,999
DNB NOR Bank ASA (New York Branch)	0.500%	9/16/10	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	0.530%	9/14/10	175,000	175,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Lloyds TSB Bank PLC (New York Branch)	0.420%	11/2/10	40,000	40,000
Nordea Bank Finland PLC (New York Branch)	0.490%	9/15/10	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.380%	10/18/10	50,000	50,001
Nordea Bank Finland PLC (New York Branch)	0.450%	11/12/10	100,000	99,998
Rabobank Nederland NV (New York Branch)	0.480%	9/14/10	25,000	25,000
Rabobank Nederland NV (New York Branch)	0.490%	9/14/10	50,000	50,000
Rabobank Nederland NV (New York Branch)	0.490%	9/15/10	99,000	99,001
Rabobank Nederland NV (New York Branch)	0.370%	10/1/10	50,000	50,002
Rabobank Nederland NV (New York Branch)	0.380%	10/15/10	15,000	15,000
Rabobank Nederland NV (New York Branch)	0.460%	11/5/10	60,400	60,409
Rabobank Nederland NV (New York Branch)	0.430%	11/15/10	150,000	150,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.335%	10/4/10	150,000	150,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.350%	10/4/10	110,000	110,000
Svenska Handelsbanken (New York Branch)	0.520%	9/2/10	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.490%	9/13/10	150,000	150,000
Svenska Handelsbanken (New York Branch)	0.490%	9/14/10	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.425%	10/25/10	15,000	15,001
Svenska Handelsbanken (New York Branch)	0.340%	10/26/10	175,000	175,011
Svenska Handelsbanken (New York Branch)	0.390%	10/29/10	60,000	60,005
Toronto Dominion Bank (New York Branch)	0.300%	10/22/10	45,000	45,000
				3,313,427
Total Certificates of Deposit (Cost $5,451,431)				5,451,431
Repurchase Agreements (16.2%)
Barclays Capital Inc.
(Dated 8/31/10, Repurchase Value
$194,001,000, collateralized by U.S. Treasury
Note 0.375%-1.000%, 9/30/11-8/31/12)	0.150%	9/1/10	194,000	194,000
Barclays Capital Inc.
(Dated 8/31/10, Repurchase Value
$350,002,000, collateralized by U.S. Treasury
Bond 8.750%, 5/15/20 and U.S. Treasury
Note 3.250%, 12/31/16)	0.240%	9/1/10	350,000	350,000
Barclays Capital Inc.
(Dated 8/5/10, Repurchase Value
$400,139,000, collateralized by Federal Home
Loan Bank 3.375%, 6/24/11 and Federal
National Mortgage Assn. 1.000%-2.750%,
4/4/12-3/13/14)	0.220%	10/1/10	400,000	400,000
BNP Paribas Securities Corp.
(Dated 8/31/10, Repurchase Value
$260,001,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 3.875%, 4/15/29)	0.200%	9/1/10	260,000	260,000
BNP Paribas Securities Corp.
(Dated 8/31/10, Repurchase Value
$235,002,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 2.500%, 1/15/29 and
U.S. Treasury Inflation Adjusted Note 2.125%,
1/15/19)	0.240%	9/1/10	235,000	235,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
BNP Paribas Securities Corp.
(Dated 8/31/10, Repurchase Value
$300,002,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 3.875%, 4/15/29 and
U.S. Treasury Inflation Adjusted Note 2.625%,
7/15/17)	0.240%	9/1/10	300,000	300,000
Deutsche Bank Securities, Inc.
(Dated 8/31/10, Repurchase Value
$140,001,000, collateralized by U.S. Treasury
Bond 8.125%, 8/15/19)	0.240%	9/1/10	140,000	140,000
Deutsche Bank Securities, Inc.
(Dated 8/6/10, Repurchase Value
$120,744,000, collateralized by Federal Home
Loan Bank 1.050%-5.375%, 11/15/10-12/9/22,
Federal Home Loan Bank Discount Note
10/6/10, Federal Home Loan Mortgage
Discount Note 9/14/10, and Federal National
Mortgage Assn. 2.625%, 11/20/14)	0.220%	10/4/10	120,700	120,700
Deutsche Bank Securities, Inc.
(Dated 8/5/10, Repurchase Value
$300,107,000, collateralized by U.S. Treasury
Bill 0.000%, 12/16/10, U.S. Treasury Bond
6.125%, 8/15/29, U.S. Treasury Inflation
Adjusted Note 1.375%, 1/15/20, and U.S.
Treasury Note 4.375%-4.875%, 7/31/11-
8/15/12)	0.210%	10/5/10	300,000	300,000
Deutsche Bank Securities, Inc.
(Dated 8/9/10, Repurchase Value
$89,433,000, collateralized by U.S. Treasury
Bond 4.375%, 5/15/40 and U.S. Treasury
Note 3.125%, 5/15/19)	0.220%	10/8/10	89,400	89,400
J.P. Morgan Securities Inc.
(Dated 8/31/10, Repurchase Value
$340,002,000, collateralized by U.S. Treasury
Note 3.125%, 5/15/19)	0.240%	9/1/10	340,000	340,000
Morgan Stanley
(Dated 8/31/10, Repurchase Value
$138,001,000, collateralized by U.S. Treasury
Bond 5.500%-7.625%, 11/15/22-8/15/28 and
U.S. Treasury Note 2.625%, 8/15/20)	0.190%	9/1/10	138,000	138,000
RBS Securities, Inc.
(Dated 8/31/10, Repurchase Value
$464,588,000, collateralized by U.S. Treasury
Note 1.500%-3.875%, 12/31/13-5/15/18)	0.250%	9/1/10	464,585	464,585
RBS Securities, Inc.
(Dated 8/6/10, Repurchase Value
$43,715,000, collateralized by U.S. Treasury
Note 4.250%, 8/15/14)	0.210%	10/4/10	43,700	43,700
RBS Securities, Inc.
(Dated 8/17/10, Repurchase Value
$80,428,000, collateralized by U.S. Treasury
Note 4.125%, 5/15/15)	0.210%	10/15/10	80,400	80,400

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Societe Generale
(Dated 8/9/10, Repurchase Value
$35,807,000, collateralized by Federal Home
Loan Mortgage Corp. 3.250%, 2/25/11 and
Federal National Mortgage Assn. 1.000%,
11/23/11)	0.220%	9/8/10	35,800	35,800
Societe Generale
(Dated 8/17/10, Repurchase Value
$84,215,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 3.625%, 4/15/28 and
U.S. Treasury Note 1.000%, 12/31/11)	0.210%	9/17/10	84,200	84,200
Societe Generale
(Dated 8/6/10, Repurchase Value
$87,532,000, collateralized by Federal Home
Loan Bank 0.500%, 6/30/11 and Federal
National Mortgage Assn. 1.000%-5.625%,
11/23/11-7/15/37)	0.220%	10/4/10	87,500	87,500
Total Repurchase Agreements (Cost $3,663,285)				3,663,285
			Shares
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $241,323)	0.266%		241,322,998	241,323
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.4%)
Arizona Health Fac. Auth. Rev. (Banner
Health) VRDO	0.280%	9/7/10	7,100	7,100
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.230%	9/7/10	4,000	4,000
Boone County KY Pollution Rev. (Duke Energy
Inc. Project) VRDO	0.250%	9/7/10	5,000	5,000
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) VRDO	0.260%	9/7/10	13,600	13,600
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/7/10	3,465	3,465
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/7/10	5,305	5,305
California Infrastructure & Econ. Dev. Bank
Rev. (Orange County Performing) VRDO	0.240%	9/7/10	6,900	6,900
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230%	9/7/10	8,900	8,900
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.220%	9/7/10	3,750	3,750
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) VRDO	0.230%	9/7/10	6,700	6,700
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.260%	9/7/10	13,200	13,200
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.260%	9/7/10	9,575	9,575
Fairfax County VA Econ. Dev. Auth. Rev.
VRDO	0.290%	9/7/10	2,300	2,300

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.310%	9/7/10	11,000	11,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.300%	9/7/10	4,250	4,250
Jacksonville FL Captial Project Rev. VRDO	0.310%	9/7/10	5,900	5,900
Los Angeles CA Wastewater System Rev.
VRDO	0.240%	9/7/10	4,500	4,500
Los Angeles CA Wastewater System Rev.
VRDO	0.220%	9/7/10	8,100	8,100
Los Angeles CA Wastewater System Rev.
VRDO	0.300%	9/7/10	6,000	6,000
Los Angeles CA Wastewater System Rev.
VRDO	0.300%	9/7/10	5,100	5,100
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.270%	9/7/10	12,600	12,600
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.230%	9/7/10	4,500	4,500
New Hampshire Health & Educ. Fac. Auth.
Rev. (Dartmouth College) VRDO	0.240%	9/7/10	6,350	6,350
New Jersey Econ. Dev. Auth. Rev. VRDO	0.270%	9/7/10	16,500	16,500
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp. Corp.) VRDO	0.290%	9/7/10	8,400	8,400
New Jersey Transp. Trust Fund Auth. Rev.
VRDO	0.260%	9/7/10	7,800	7,800
New Mexico Finance Auth. Transp. Rev.
VRDO	0.320%	9/7/10	8,800	8,800
New York City NY GO VRDO	0.240%	9/7/10	6,300	6,300
New York State Housing Finance Agency Rev.
(Clinton Green North) VRDO	0.280%	9/7/10	5,300	5,300
New York State Housing Finance Agency Rev.
(West 31st Street) VRDO	0.280%	9/7/10	9,400	9,400
New York State Housing Finance Agency Rev.
VRDO	0.280%	9/7/10	8,500	8,500
New York State Housing Finance Agency Rev.
VRDO	0.270%	9/7/10	3,700	3,700
North Texas Tollway Auth. Rev. VRDO	0.270%	9/7/10	3,250	3,250
Oregon State Fac. Auth. Rev. (PeaceHealth)
VRDO	0.240%	9/7/10	8,000	8,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)
VRDO	0.310%	9/7/10	11,600	11,600
Pittsburgh PA Water & Sewer Auth. Rev.
VRDO	0.310%	9/7/10	14,200	14,200
Raleigh Durham NC Airport Auth. Rev. VRDO	0.300%	9/7/10	2,390	2,390
6 Seattle WA Muni. Light & Power Rev. TOB
VRDO	0.320%	9/7/10	1,500	1,500
South Carolina Transp. Infrastructure Rev.
VRDO	0.270%	9/7/10	12,000	12,000
Univ. of Texas Rev. VRDO	0.200%	9/7/10	8,800	8,800
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.300%	9/7/10	3,750	3,750
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.300%	9/7/10	4,500	4,500

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.270%	9/7/10	4,750	4,750
Total Tax-Exempt Municipal Bonds (Cost $307,535)				307,535
Total Investments (100.7%) (Cost $22,828,131)				22,828,131
Other Assets and Liabilities (-0.7%)
Other Assets				172,376
Liabilities				(327,772)
				(155,396)
Net Assets (100%)
Applicable to 22,673,933,062 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				22,672,735
Net Asset Value per Share				$1.00

At August 31, 2010, net assets consisted of:

				Amount
				($000)
Paid-in-Capital				22,673,933
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(1,198)
Net Assets				22,672,735

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At August 31, 2010, the aggregate value of  these securities was $1,940,407,000, representing 8.6% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the value of this security represented 0.0% of net assets.
GO - General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2010
($000)
Investment Income
Income
Interest[1]	59,836
Total Income	59,836
Expenses
The Vanguard Group—Note B
Management and Administrative	1,275
Total Expenses	1,275
Net Investment Income	58,561
Realized Net Gain (Loss) on Investment Securities Sold	103
Net Increase (Decrease) in Net Assets Resulting from Operations	58,664
1 Interest income from an affiliated company of the fund was $454,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,561	193,350
Realized Net Gain (Loss)	103	(1,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,664	192,133
Distributions
Net Investment Income	(58,561)	(193,350)
Realized Capital Gain	—	—
Total Distributions	(58,561)	(193,350)
Capital Share Transactions
Issued	250,969,072	232,145,467
Issued in Lieu of Cash Distributions	58,561	193,350
Redeemed	(254,313,155)	(229,283,822)
Net Increase (Decrease) from Capital Share Transactions	(3,285,522)	3,054,995
Total Increase (Decrease)	(3,285,419)	3,053,778
Net Assets
Beginning of Period	25,958,154	22,904,376
End of Period	22,672,735	25,958,154

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.010	.036	.053	.046
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.002	.010	.036	.053	.046
Distributions
Dividends from Net Investment
Income	(.002)	(.010)	(.036)	(.053)	(.046)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.002)	(.010)	(.036)	(.053)	(.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.23%	1.04%	3.69%	5.48%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,673	$25,958	$22,904	$18,781	$16,221
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.23%	0.97%	3.50%	5.34%	4.61%

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2007-2010), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, the fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets
As of August 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330. In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Alabama (0.5%)
1 Alabama Public School & College Auth. TOB VRDO	0.350%	9/7/10 (4)	12,230	12,230
Pell City AL Special Care Fac. Financing Auth. Rev. (Noland Health Service) VRDO	0.300%	9/7/10 LOC	5,000	5,000
				17,230
Arizona (0.7%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.250%	9/7/10 LOC	19,100	19,100
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.310%	9/7/10 (13)	4,500	4,500
				23,600
California (3.7%)
1 Atwater CA Public Financing Auth. Wastewater Rev. TOB VRDO	0.300%	9/7/10 (4)	16,995	16,995
1 Bay Area Toll Auth. CA Toll Bridge Rev. (San Francisco Bay Area) TOB VRDO	0.310%	9/7/10	7,500	7,500
1 California Dept. of Veteran Affairs Rev. TOB VRDO	0.300%	9/7/10	10,000	10,000
California GO VRDO	0.260%	9/7/10 LOC	10,000	10,000
California Housing Finance Agency Home Mortgage Rev. VRDO	0.300%	9/7/10 LOC	4,035	4,035
California Housing Finance Agency Multifamily Housing Rev. VRDO	0.300%	9/7/10 LOC	2,955	2,955
California Statewide Communities Dev. Auth. Multifamily Housing Rev. (Ridgeway Apartments)
VRDO	0.250%	9/7/10 LOC	5,300	5,300
1 California Statewide Communities Dev. Auth. Rev. (Sutter Health) TOB VRDO	0.300%	9/7/10	6,230	6,230
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	0.300%	9/7/10 (14)	9,000	9,000
1 Foothill-De Anza CA Community College Dist. TOB VRDO	0.310%	9/7/10	7,500	7,500
Riverside County CA Transp. Commission Sales Tax Rev. VRDO	0.270%	9/7/10	13,775	13,775
Sacramento CA Transp. Auth. Sales Tax Rev. VRDO	0.250%	9/7/10	5,400	5,400
1 San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	0.300%	9/7/10	5,000	5,000
1 Semitropic CA Water Storage Dist. Rev. TOB VRDO	0.300%	9/7/10	5,000	5,000
South Placer CA Wastewater Auth. Rev. VRDO	0.270%	9/7/10 LOC	9,800	9,800
				118,490
Colorado (3.7%)
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.260%	9/1/10 LOC	10,100	10,100
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.260%	9/1/10 LOC	1,420	1,420
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.260%	9/1/10 LOC	11,215	11,215
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.260%	9/1/10 LOC	11,870	11,870
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.350%	9/7/10 (4)	9,995	9,995
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.270%	9/7/10	10,000	10,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.260%	9/7/10	15,000	15,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.270%	9/7/10	13,300	13,300
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.280%	9/7/10 LOC	4,610	4,610
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.280%	9/7/10 LOC	3,630	3,630
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.270%	9/7/10 LOC	16,000	16,000
Midcities Metro. Dist. CO VRDO	0.270%	9/7/10 LOC	5,000	5,000
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.290%	9/7/10 LOC	7,900	7,900
				120,040
Connecticut (2.0%)
Connecticut Housing Finance Auth. Rev. Housing Mortgage Finance Program VRDO	0.280%	9/1/10	40,200	40,200
Connecticut Housing Finance Auth. Rev. Housing Mortgage Finance Program VRDO	0.280%	9/1/10	5,095	5,095
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.260%	9/1/10	6,900	6,900
1 Connecticut State Health & Educ. TOB VRDO	0.300%	9/7/10	10,330	10,330
				62,525
Delaware (0.3%)
Delaware Econ. Dev. Auth. Rev. (Archmere Academy Project) VRDO	0.290%	9/7/10 LOC	9,850	9,850

District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.300%	9/7/10 LOC	21,390	21,390
District of Columbia Rev. (Center for Strategic and International Studies, Inc. Issue) VRDO	0.260%	9/7/10 LOC	6,730	6,730
District of Columbia Rev. (Washington Center for Internships) VRDO	0.300%	9/7/10 LOC	4,800	4,800
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.350%	9/7/10 (12)	4,010	4,010
				36,930
Florida (8.3%)
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.300%	9/7/10 (12)	10,560	10,560
Florida Gulf Coast Univ. Financing Corp. VRDO	0.270%	9/7/10 LOC	5,500	5,500
Highlands County FL Health Fac. Auth. Rev. (Adventist/Sunbelt) VRDO	0.270%	9/7/10 LOC	13,115	13,115
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.250%	9/1/10 LOC	26,000	26,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Captial Project Rev. VRDO	0.310%	9/7/10 LOC	32,815	32,815
Jacksonville FL Econ. Dev. Fac. Rev. (Holland Sheltair) VRDO	0.300%	9/7/10 LOC	8,785	8,785
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.260%	9/7/10	26,880	26,880
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	9/7/10	12,065	12,065
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	9/7/10	7,740	7,740
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.290%	9/7/10 LOC	13,795	13,795
Jacksonville FL Transp. Rev. VRDO	0.290%	9/7/10 LOC	11,550	11,550
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.260%	9/7/10 LOC	10,500	10,500
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.300%	9/7/10 LOC	15,170	15,170
Miami-Dade County FL IDA Rev. (American Pub Media Group Project) VRDO	0.260%	9/1/10 LOC	10,300	10,300
1 Miami-Dade County FL Special Obligation TOB VRDO	0.270%	9/1/10 LOC	17,490	17,490
Miami-Dade County FL Special Obligation VRDO	0.240%	9/7/10 LOC	10,000	10,000
Miami-Dade County FL Sports Franchise Fac. Tax Rev. VRDO	0.290%	9/7/10 LOC	23,000	23,000
1 Tallahassee FL Energy System Rev. TOB VRDO	0.310%	9/7/10	10,000	10,000
				265,265
Georgia (1.6%)
Atlanta GA Dev. Auth. Rev. (Georgia Aquarium, Inc. Project) VRDO	0.300%	9/7/10 LOC	10,000	10,000
1 Augusta GA Water & Sewer Rev. TOB VRDO	0.330%	9/7/10 (4)	7,645	7,645
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.290%	9/7/10 LOC	13,430	13,430
1 Gwinnett County GA School Dist. GO TOB VRDO	0.290%	9/7/10	13,505	13,505
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. VRDO	0.270%	9/7/10 LOC	5,000	5,000
Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.300%	9/7/10 LOC	2,700	2,700
				52,280
Hawaii (0.3%)
Honolulu HI City & County CP	0.260%	10/13/10	5,000	5,000
Honolulu HI City & County CP	0.260%	10/13/10	5,000	5,000
				10,000
Idaho (1.9%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.300%	9/7/10 LOC	44,185	44,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.300%	9/7/10 LOC	17,000	17,000
				61,185
Illinois (9.4%)
1 Chicago IL Board of Educ. GO TOB VRDO	0.300%	9/7/10 LOC	9,522	9,522
1 Chicago IL GO TOB VRDO	0.290%	9/7/10	14,400	14,400
Chicago IL Sales Tax Rev. VRDO	0.250%	9/1/10	30,755	30,755
Chicago IL Wastewater Transmission Rev. VRDO	0.250%	9/1/10 LOC	8,500	8,500
Chicago IL Wastewater Transmission Rev. VRDO	0.250%	9/1/10 LOC	19,800	19,800
1 Chicago IL Water Rev. TOB VRDO	0.350%	9/7/10 (4)	7,795	7,795
Chicago IL Water Rev. VRDO	0.310%	9/7/10 LOC	26,715	26,715
Chicago IL Water Rev. VRDO	0.320%	9/7/10 LOC	3,200	3,200
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.230%	9/7/10	12,006	12,006
Illinois Finance Auth. PCR (Commonwealth Edison Co.) VRDO	0.290%	9/7/10 LOC	7,800	7,800
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.270%	9/7/10	11,365	11,365
Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.260%	9/7/10 LOC	10,000	10,000
Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.260%	9/7/10 LOC	4,000	4,000
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	9/1/10	32,985	32,985
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	9/1/10	29,700	29,700
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.230%	9/7/10	17,446	17,446
1 Illinois GO TOB VRDO	0.270%	9/1/10 LOC	40,100	40,100
Illinois Health Fac. Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	9/1/10	16,000	16,000
				302,089
Indiana (4.2%)
1 Indiana Bond Bank Rev. TOB VRDO	0.300%	9/7/10 LOC	5,910	5,910
Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	0.300%	9/7/10	1,250	1,250
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.300%	9/7/10 LOC	11,000	11,000
1 Indiana Finance Auth. Highway Rev. TOB VRDO	0.330%	9/7/10	14,485	14,485
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	9/1/10	31,000	31,000
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.260%	9/1/10	28,050	28,050
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.280%	9/7/10	20,000	20,000
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.270%	9/7/10 LOC	17,730	17,730
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.310%	9/7/10 (13)	4,985	4,985
				134,410

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.9%)
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) VRDO	0.250%	9/1/10 LOC	4,900	4,900
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. Rev. (St. Ambrose University) VRDO	0.260%	9/1/10 LOC	20,000	20,000
1 Iowa Special Obligation TOB VRDO	0.310%	9/7/10	4,700	4,700
				29,600
Kentucky (2.1%)
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	9/1/10 LOC	25,175	25,175
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	9/1/10 LOC	4,855	4,855
Christian County KY Association County Leasing Program Rev. VRDO	0.250%	9/1/10 LOC	14,300	14,300
Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.250%	9/1/10 LOC	24,400	24,400
				68,730
Louisiana (0.2%)
Louisiana Public Fac. Auth. Rev. (Christus Health) VRDO	0.260%	9/7/10 LOC	7,000	7,000

Maryland (0.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev. Suburban Hosp. Issue VRDO	0.260%	9/7/10 LOC	4,300	4,300
Montgomery County MD CP	0.310%	11/8/10	10,000	10,000
				14,300
Massachusetts (2.9%)
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.280%	9/7/10	8,100	8,100
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.260%	9/7/10 LOC	12,200	12,200
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.270%	9/7/10 LOC	14,295	14,295
1 Massachusetts GO TOB VRDO	0.290%	9/7/10	18,455	18,455
1 Massachusetts GO TOB VRDO	0.300%	9/7/10	4,800	4,800
1 Massachusetts GO TOB VRDO	0.300%	9/7/10 LOC	7,625	7,625
Massachusetts GO VRDO	0.270%	9/7/10	20,000	20,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (MIT) TOB VRDO	0.280%	9/7/10	3,250	3,250
Massachusetts Water Resources Auth. Rev. VRDO	0.240%	9/7/10	3,000	3,000
				91,725
Michigan (1.9%)
Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.250%	9/1/10 LOC	12,300	12,300
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.250%	9/7/10	10,000	10,000
Michigan Strategic Fund Limited Obligation Rev. (Henry Ford Museum) VRDO	0.270%	9/1/10 LOC	11,250	11,250
Oakland Univ. of Michigan Rev. VRDO	0.300%	9/7/10 LOC	10,000	10,000
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.250%	9/1/10	7,065	7,065
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.250%	9/7/10	1,600	1,600
Univ. of Michigan Hosp. Rev. VRDO	0.250%	9/1/10	2,600	2,600
Univ. of Michigan Hosp. Rev. VRDO	0.250%	9/1/10	1,000	1,000
1 Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.280%	9/1/10 (4)	4,995	4,995
				60,810
Minnesota (0.3%)
Hennepin County MN Rev. VRDO	0.250%	9/7/10	5,000	5,000
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System Rev. (Children's Hosp.
Clinics) VRDO	0.270%	9/1/10 (4)	3,100	3,100
Minnesota Higher Educ. Fac. Auth. Rev. (Carleton College) VRDO	0.270%	9/7/10	2,885	2,885
				10,985
Mississippi (1.7%)
Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.290%	9/7/10 LOC	7,390	7,390
Mississippi Business Finance Corp. Rev. VRDO	0.290%	9/7/10 LOC	12,825	12,825
Mississippi Business Finance Corp. Rev. VRDO	0.290%	9/7/10 LOC	5,500	5,500
Mississippi Dev. Bank Special Obligation (Magnolia Regional Health Project) VRDO	0.300%	9/7/10 LOC	10,000	10,000
Mississippi GO (Nissan Project) VRDO	0.310%	9/7/10	10,000	10,000
1 Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	0.350%	9/7/10 (4)	9,610	9,610
				55,325
Missouri (1.2%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.260%	9/7/10	29,790	29,790
Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.310%	9/7/10 LOC	8,405	8,405
				38,195

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana (0.3%)
Montana State Board of Regents Higher Educ. Rev. VRDO	0.250%	9/1/10 LOC	9,650	9,650

Nebraska (1.7%)
Central Plains Energy Project Nebraska Gas Project Rev. (Project No. 2) VRDO	0.300%	9/7/10	9,960	9,960
Douglas County NE Hosp. Auth. Rev. (Children's Hosp.) VRDO	0.250%	9/1/10 LOC	5,050	5,050
1 Nebraska Public Power Agency Rev. TOB VRDO	0.310%	9/7/10 (13)	10,190	10,190
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.310%	9/7/10 (13)	5,000	5,000
1 Nebraska Public Power TOB VRDO	0.300%	9/7/10 LOC	24,620	24,620
				54,820
Nevada (1.9%)
Nevada Housing Division Multi-Unit Housing City Center VRDO	0.300%	9/7/10	5,000	5,000
Reno NV Sales Tax Rev. VRDO	0.250%	9/1/10 LOC	55,570	55,570
				60,570
New Hampshire (0.5%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Southern New Hampshire Univ.) VRDO	0.250%	9/7/10 LOC	14,420	14,420

New Jersey (1.6%)
1 New Jersey Transp. Trust Fund TOB VRDO	0.300%	9/7/10 LOC	32,800	32,800
New Jersey Turnpike Auth. Rev. VRDO	0.320%	9/7/10 LOC	18,900	18,900
				51,700
New Mexico (1.8%)
New Mexico Finance Auth. Transp. Rev. VRDO	0.260%	9/7/10 LOC	16,435	16,435
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.280%	9/7/10	19,640	19,640
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.280%	9/7/10	10,615	10,615
New Mexico Mun. Energy Acquisition Auth. (Gas Supply) VRDO	0.300%	9/7/10	10,000	10,000
				56,690
New York (8.4%)
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.310%	9/7/10 (4)	16,000	16,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.310%	9/7/10 (4)	8,000	8,000
Metro. New York Transp. Auth. Rev. VRDO	0.250%	9/7/10 LOC	4,000	4,000
New York City NY GO VRDO	0.260%	9/1/10 LOC	5,000	5,000
New York City NY GO VRDO	0.270%	9/1/10 (4)	10,650	10,650
New York City NY GO VRDO	0.270%	9/1/10 (4)	4,900	4,900
New York City NY GO VRDO	0.250%	9/7/10 LOC	22,315	22,315
New York City NY GO VRDO	0.260%	9/7/10 LOC	7,915	7,915
New York City NY GO VRDO	0.300%	9/7/10 LOC	15,000	15,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Columbus Apartments)
VRDO	0.270%	9/7/10 LOC	15,300	15,300
New York City NY Housing Dev. Corp. Rev. VRDO	0.270%	9/7/10 LOC	16,945	16,945
New York City NY Transitional Finance Auth. Rev. VRDO	0.250%	9/7/10	24,400	24,400
New York City NY Transitional Finance Auth. Rev. VRDO	0.260%	9/7/10	14,105	14,105
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	30,000	30,000
1 New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	0.300%	9/7/10	8,535	8,535
1 New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	0.310%	9/7/10	6,500	6,500
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Law School) VRDO	0.260%	9/7/10 LOC	6,800	6,800
New York State Housing Finance Agency Rev. (DeKalb Ave. Housing) VRDO	0.280%	9/7/10 LOC	8,800	8,800
New York State Local Govt. Assistance Corp. VRDO	0.270%	9/7/10	25,000	25,000
New York State Mortgage Agency Rev. VRDO	0.290%	9/7/10	1,835	1,835
Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	0.280%	9/7/10 LOC	10,000	10,000
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.300%	9/7/10	6,795	6,795
				268,795
North Carolina (4.4%)
1 Charlotte NC COP TOB VRDO	0.300%	9/7/10	7,860	7,860
Mecklenburg County NC COP VRDO	0.300%	9/7/10	4,500	4,500
North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.310%	9/7/10 LOC	3,690	3,690
North Carolina GO VRDO	0.270%	9/7/10	36,000	36,000
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.270%	9/7/10	24,640	24,640
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.290%	9/7/10 LOC	7,000	7,000
Raleigh Durham NC Airport Auth. Rev. VRDO	0.300%	9/7/10 LOC	30,690	30,690

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Union County NC GO VRDO	0.290%	9/7/10	28,055	28,055
				142,435
Ohio (7.7%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.250%	9/1/10 LOC	9,900	9,900
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.250%	9/1/10 LOC	2,980	2,980
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	0.260%	9/7/10	10,000	10,000
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program)
VRDO	0.300%	9/7/10 LOC	12,900	12,900
Franklin County OH Hosp. Rev. (Doctors OhioHealth Corp) VRDO	0.300%	9/7/10 LOC	11,935	11,935
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.260%	9/7/10	4,000	4,000
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.300%	9/7/10	18,400	18,400
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.300%	9/7/10	8,350	8,350
Ohio Common Schools GO VRDO	0.240%	9/7/10	14,210	14,210
Ohio Common Schools GO VRDO	0.240%	9/7/10	5,405	5,405
Ohio GO VRDO	0.240%	9/7/10	5,675	5,675
Ohio GO VRDO	0.240%	9/7/10	1,300	1,300
Ohio GO VRDO	0.270%	9/7/10	11,740	11,740
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.430%	9/14/10	10,800	10,800
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.230%	9/1/10	10,200	10,200
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.310%	9/7/10 LOC	2,775	2,775
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	0.280%	9/7/10	10,500	10,500
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.270%	9/7/10 LOC	4,275	4,275
1 Ohio Higher Educ. GO TOB VRDO	0.290%	9/7/10	5,790	5,790
Ohio Infrastructure Improvement GO VRDO	0.270%	9/7/10	7,565	7,565
Ohio State Univ. General Receipts Rev. VRDO	0.240%	9/7/10	11,470	11,470
Ohio Water Dev. Auth. PCR (FirstEnergy Generation Corp. Project) VRDO	0.250%	9/1/10 LOC	11,800	11,800
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.280%	9/7/10 LOC	30,365	30,365
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.270%	9/7/10	24,640	24,640
				246,975
Oklahoma (1.0%)
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.280%	9/1/10 (12)	6,585	6,585
Oklahoma Turnpike Auth. Rev. VRDO	0.250%	9/1/10	26,900	26,900
				33,485
Oregon (0.6%)
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.270%	9/7/10	9,145	9,145
1 Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	0.300%	9/7/10 LOC	10,030	10,030
				19,175
Pennsylvania (1.9%)
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.320%	9/7/10	13,490	13,490
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.320%	9/7/10	9,900	9,900
1 Pennsylvania GO TOB VRDO	0.300%	9/7/10	10,055	10,055
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	0.290%	9/7/10 (4)	9,820	9,820
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	0.300%	9/7/10 (4)	8,000	8,000
Philadelphia PA Water & Waste Water Rev. VRDO	0.310%	9/7/10 LOC	9,950	9,950
				61,215
South Carolina (0.7%)
Charleston County SC Hosp. Rev. (CareAlliance Health Services - Roper St. Francis Healthcare)
VRDO	0.250%	9/1/10 (4)LOC	8,000	8,000
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Sisters of Charity Providence Hosp.) VRDO	0.290%	9/7/10 LOC	6,750	6,750
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Regional Medical Center) VRDO	0.300%	9/7/10 LOC	6,225	6,225
				20,975
Tennessee (1.8%)
Jackson TN Energy Auth. Water System Rev. VRDO	0.300%	9/7/10 LOC	16,000	16,000
Shelby County TN GO VRDO	0.280%	9/7/10	25,250	25,250
1 Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hosp.)
TOB VRDO	0.300%	9/7/10	5,000	5,000
Tennessee School Board Auth. Higher Educ. Fac. CP	0.300%	9/17/10	10,000	10,000
				56,250
Texas (6.7%)
1 Cypress-Fairbanks TX Independent School Dist. GO TOB VRDO	0.280%	9/1/10	4,995	4,995
Denton TX Independent School Dist. VRDO	0.300%	9/7/10	4,500	4,500
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. System) VRDO	0.230%	9/1/10	10,400	10,400

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.250%	9/1/10	30,000	30,000
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp. System) VRDO	0.230%	9/1/10	13,600	13,600
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.280%	9/7/10	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	0.300%	9/7/10 LOC	4,150	4,150
1 Houston TX Util. System Rev. TOB VRDO	0.310%	9/7/10 (13)	8,000	8,000
1 Northside TX Independent School Dist. GO TOB VRDO	0.300%	9/7/10	5,225	5,225
San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.290%	9/7/10 LOC	7,450	7,450
1 Texas GO TOB VRDO	0.300%	9/7/10	6,000	6,000
Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.300%	9/7/10 LOC	25,050	25,050
1 Texas State Transp. Comm. TOB VRDO	0.300%	9/7/10	1,515	1,515
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.300%	9/7/10	35,000	35,000
Texas Transp. Comm. Mobility Fund VRDO	0.260%	9/7/10	42,875	42,875
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.310%	9/7/10	9,970	9,970
				213,730
Utah (2.4%)
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.230%	9/1/10	20,800	20,800
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.250%	9/1/10	28,400	28,400
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.250%	9/1/10	26,490	26,490
				75,690
Vermont (1.3%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.290%	9/7/10	31,100	31,100
Vermont Housing Finance Agency Single Family VRDO	0.240%	9/7/10	11,605	11,605
				42,705
Virginia (2.8%)
Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.290%	9/7/10 LOC	17,850	17,850
Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.280%	9/7/10 LOC	16,765	16,765
Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.290%	9/7/10 LOC	9,595	9,595
Clarke County VA IDA Hosp. Fac. Rev. (Winchester Medical Center Inc.) VRDO	0.310%	9/7/10 (4)	1,100	1,100
Fairfax County VA IDA Rev. (Fairfax Hosp. System, Inc.) VRDO	0.290%	9/7/10	3,345	3,345
Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	0.310%	9/7/10 (12)	17,462	17,462
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	0.230%	9/7/10	11,200	11,200
1 Univ. of Virginia TOB VRDO	0.300%	9/7/10	6,600	6,600
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	0.250%	9/1/10	6,700	6,700
				90,617
Washington (1.5%)
Chelan County WA Public Util. Dist. Rev. (Conservation Rev.) TOB VRDO	0.300%	9/7/10	6,955	6,955
1 Seattle WA Water System Rev. TOB VRDO	0.300%	9/7/10 (4)	5,060	5,060
1 Washington GO TOB VRDO	0.300%	9/7/10	7,995	7,995
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.250%	9/1/10 (4)	19,710	19,710
1 Washington Health Care Fac. Auth. (PeaceHealth) TOB VRDO	0.310%	9/7/10	7,315	7,315
				47,035
West Virginia (0.8%)
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.250%	9/7/10 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.300%	9/7/10 LOC	16,650	16,650
				26,650
Wisconsin (1.3%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.250%	9/1/10 LOC	7,000	7,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) VRDO	0.300%	9/7/10 LOC	13,000	13,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Edgewood College) VRDO	0.250%	9/1/10 LOC	6,650	6,650
Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.290%	9/7/10 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Prohealth Care Inc.) VRDO	0.250%	9/1/10 LOC	5,815	5,815

				42,465
Total Investments (100.6%) (Cost $3,226,611)				3,226,611
Other Assets and Liabilities (-0.6%)
Other Assets				3,626
Liabilities				(22,370)
				(18,744)
Net Assets (100%)

Municipal Cash Management Fund

Amount
($000)
Applicable to 3,207,753,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,207,867
Net Asset Value Per Share	$1.00

At August 31, 2010, net assets consisted of:
Paid-in Capital	3,207,867
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	3,207,867

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $604,672,000, representing 18.8% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

Municipal Cash Management Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2010
($000)
Investment Income
Income
Interest	7,147
Total Income	7,147
Expenses
The Vanguard Group—Note B
Management and Administrative	300
Total Expenses	300
Net Investment Income	6,847
Net Increase (Decrease) in Net Assets Resulting from Operations	6,847

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,847	15,036
Realized Net Gain (Loss)	—	100
Net Increase (Decrease) in Net Assets Resulting from Operations	6,847	15,136
Distributions
Net Investment Income	(6,847)	(15,036)
Realized Capital Gain	—	—
Total Distributions	(6,847)	(15,036)
Capital Share Transactions (at $1.00)
Issued	1,884,541	2,907,301
Issued in Lieu of Cash Distributions	6,847	15,036
Redeemed	(1,201,108)	(2,158,231)
Net Increase (Decrease) from Capital Share Transactions	690,280	764,106
Total Increase (Decrease)	690,280	764,206
Net Assets
Beginning of Period	2,517,587	1,753,381
End of Period	3,207,867	2,517,587

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.010	.025	.036	.032
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.002	.010	.025	.036	.032
Distributions
Dividends from Net Investment
Income	(.002)	(.010)	(.025)	(.036)	(.032)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.002)	(.010)	(.025)	(.036)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.23%	1.04%	2.50%	3.71%	3.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,208	$2,518	$1,753	$1,285	$2,036
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.02%
Ratio of Net Investment Income to
Average Net Assets	0.23%	0.85%	2.42%	3.64%	3.16%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2007-2010), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Special 2010 tax information (unaudited) for Vanguard CMT Funds

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For non-resident alien shareholders invested in Market Liquidity Fund, 77.0% of income dividends are interest-related dividends.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2010

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses During
	February 28, 2010	August 31, 2010	Period Paid1
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,001.25	$0.03
Municipal Cash Management	$1,000.00	$1,001.25	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average
Market Liquidity	0.005%	0.43%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 28, 2009 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2010, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, and Monroe Community College Foundation.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board; Member of the Board of Managers of Delphi Automotive LLP (automotive components).

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer since 2006 (retired 2008) and Member of the Executive Committee (retired 2008) of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer since 2005 (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), Sauer-Danfoss Inc. (machinery), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Chairman of the Federal Reserve Bank of Cleveland; Trustee of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group since 2010; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team
R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U.
Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

CMTO 102010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2010: $36,000
Fiscal Year Ended August 31, 2009: $35,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2010: $3,607,060
Fiscal Year Ended August 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2010: $791,350
Fiscal Year Ended August 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2010: $336,090
Fiscal Year Ended August 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2010: $16,000
Fiscal Year Ended August 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2010: $352,090
Fiscal Year Ended August 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5:

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.